SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21   SUBSEQUENT EVENTS

(a)	Acquisition of Guangzhou 6

In October 2019, the Company consummated an acquisition of all equity interests in a target company, which owes a data center (Guangzhou 6) in Guangzhou, Guangdong province, China, from a third party for an aggregate purchase price of RMB436,338, including contingent considerations of RMB246,272.  As of the date of this filing, the Company has not yet completed the fair value assessment of identifiable assets and liabilities assumed.

(b)	Acquisition of Huizhou 1

In November 2019, the Company consummated an acquisition of all equity interests in a project company from third parties for a purchase price of RMB18,000, including contingent considerations of RMB6,000. The data center to be developed by the project company (Huizhou 1) is in Huizhou, Guangdong province, China. As the project company did not meet the definition of a business as of the acquisition date according to ASC 805 Business Combinations, the acquisition is determined to be an asset acquisition.

(c)	Acquisition of land use rights in Kunshan

In November 2019, the Company entered into an equity purchase agreement to acquire all of the equity interests in a target company, Province which, together with its subsidiary, owns the land use right of two parcels of land in Kunshan, Jiangsu province, China, from  a third party for a purchase price of RMB70,000, subject to adjustment depending on the target company and its subsidiary’s financial position on the closing date. The completion of the acquisition is subject to the fulfillment of certain customary closing conditions. As the target company and its subsidiary are not expected to meet the definition of a business as of the acquisition date according to ASC 805 Business Combinations, the acquisition will be an asset acquisiton.

(d)	Acquisition of Beijing 10, 11 and 12

In December 2019, the Company entered into an equity purchase agreement to acquire all of the equity interests in target companies which own three data centers (Beijing 10, 11 and 12) in Beijing, China, from third parties. The cash consideration is approximately RMB785,105, including contingent considerations of RMB185,000 and subject to adjustment depending on the conditions.

(e)	New loan facilities

In October 2019, the Company entered into a facility agreement with a third-party bank for a total amount of RMB266,000. The facilities will mature in October 2024, and the interest rate is the aggregate of Loan Prime Rate and 1.25% or 1.90% per annum. The Company could be obligated to prepay any loans outstanding immediately if certain conditions were to be triggered. In addition, the loan facilities contain financial covenants that limit certain financial ratios during the relevant period, as defined in the facility agreement. As of the date of this filing, the Company has drawn down loans of RMB124,550 under such facilities.

In November 2019, the Company entered into an amendment facility agreement with third-party banks to increase the existing facility amount by an additional RMB193,000. The additional facility will mature in June 2023 and the interest rate on this additional facility is the aggregate of Loan Prime Rate and 1.325% per annum. The Company could be obligated to prepay any loans outstanding immediately if certain conditions were to be triggered. In addition, the loan facility contain financial covenants that limit certain financial ratios during the relevant period, as defined in the facility agreement. As of the date of this filing, the Company has fully drawn down the loans under such additional facility.

(f)	VIE restructuring

In November 2019, the Board of Directors of GDS Holdings approved the transfer of ownership of the 100% equity interest of GDS Beijing and GDS Shanghai from William Wei Huang and his relative to a newly established holding company, Shanghai Xinwan Enterprise Management Co., Ltd. (“Management HoldCo”). The entire equity interest in Management HoldCo will be held by a number of management personnel designated by the Board of Directors of GDS Holdings. In conjunction with the transfer of legal ownership, GDS Investment will enter into a series of contractual arrangements with Management HoldCo, its shareholders, GDS Beijing and GDS Shanghai to replace the existing contractual arrangements with GDS Beijing and GDS Shanghai. GDS Holdings will also replace the sole director of GDS Shanghai and certain subsidiaries of GDS Beijing with a board of three directors. William Wei Huang will act as the Chairman of the board of directors of Management HoldCo, GDS Investment, GDS Beijing and GDS Shanghai and their subsidiaries respectively.

Upon completion of the VIE restructuring and fulfillment of certain other conditions to effect the amendments to the relevant loan facility agreements, the condition (Note 10 (iv)) will be replaced by “Management HoldCo ceases to, directly or indirectly, own at least 100% of the equity interests of and have the power to control GDS Beijing or GDS Suzhou”.

With the approval from the Board of Directors for the VIE restructuring, the Company has obtained all requisite consents from its lenders for the VIE restructuring pursuant to the relevant facility agreements.